Financial Assets and Financial Liabilities (Trade and Other Receivables, Narrative) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about trade and other receivable [line items]
Dividends received	¥ 811,473	¥ 479,633	¥ 557,312
Certain associates and joint ventures [member]
Disclosure of detailed information about trade and other receivable [line items]
Dividends declared	811,473	479,633	557,312
Dividends received	811,473	479,633	¥ 557,312
Interest receivables	¥ 79,224	¥ 52,993